INVESTMENTS IN AFFILIATED COMPANIES (Details Textual) (Noncurrent Assets [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Noncurrent Assets [Member]
Equity Method Investment Summarized Financial Information Other Intangibles and Goodwill	$ 126,610	$ 117,234